Note 9 - Other Borrowings	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
9
– OTHER BORROWINGS

Other borrowings consists of the following at
December 31, 2018
and
December 31, 2017:

	(in thousands)
	2018	2017
Federal Home Loan Bank borrowings:
Secured note, with interest at 1.52%, due March, 2018	$-	$22,048
Secured note, with interest at 0.0%, due October, 2018	-	100
Secured note, with interest at 2.55%, due March, 2019	1,281	-
Secured note, with interest at 1.72%, due September, 2020	6,000	6,000
Secured note, with interest at 2.90%, due June, 2021	8,000	-
Secured note, with variable interest, at 2.99% at December 31, 2018 and 1.56% at December 31, 2017, due September, 2021	7,000	7,000
Secured note, with interest at 1.86%, due September, 2021	6,000	6,000
Secured note, with interest at 2.94%, due December, 2021	8,000	-
Secured note, with interest at 2.98%, due June, 2022	9,000	-
Secured note, with interest at 1.97%, due September, 2022	6,000	6,000
Zions Bank:
Secured note, with interest at 2.64%, due January, 2019	2,917	-
United Bankers Bank
Note payable, with interest at 4.875% payable quarterly, and $250,000 principal payments commencing December 1, 2018, with any remaining unpaid principal, due September 1, 2022. All Union Bank stock is held as collateral.	9,750	10,000
Secured note, with interest at 3.00%, due January, 2019	1,495	-
Total other borrowings	$65,443	$57,148

Federal Home Loan Bank borrowings are secured by Federal Home Loan Bank stock and eligible mortgage loans approxim ating
$137,744,000
at
December 31, 2018.
At
December 31, 2018,
the C
orporation had
$115,912,000
o
f borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.

Future maturities of other borrowings are as follows:
2019,
$6,693,000;
2020,
$7,000,000;
2021,
$30,000,000;
 and
2022,

$21,750,000.